Share capital: (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Feb. 27, 2012 USD ($)	Nov. 30, 2010 USD ($)	Dec. 31, 2011	Dec. 31, 2012 USD ($)	Mar. 31, 2011 USD ($)	Nov. 15, 2010 USD ($)	Jul. 31, 2011 Emer	Jul. 02, 2011 Emer USD ($)	Oct. 31, 2011 AFV	Oct. 11, 2011 AFV USD ($)	Oct. 11, 2011 AFV CAD
Share capital:
Common shares issued	6,325,000	6,957,500	568,276	513,490	662,108
Shares issue price (in dollars per share)	$ 43.25					$ 17.50
Gross proceeds from issuance of common shares	$ 273,556	$ 121,756		$ 273,556	$ 121,756
Share issuance costs	$ 8,126	$ 6,069		$ 8,126	$ 6,069
Details of share capital related to business acquisition
Common shares issued as part of consideration for acquisition							881,860		33,161
Price of shares issued as part of consideration for acquisition (in dollars per share)								$ 25.06		$ 28.74	29.56